Asset retirement obligations - Summary of asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 96,017	$ 94,143
Accretion during the year	1,945	2,532
Revisions to estimate	15,769	6,271
Settlements	(2,301)	(2,807)
Disposal	(52)
Reclassified to liabilities associated with assets held for sale		(4,122)
Ending Balance	111,378	96,017
Less: Current portion	(4,701)	(1,782)
Long term portion	106,677	94,235
Estimated undiscounted amount	138,687	126,232
Turkey
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	39,196	36,479
Accretion during the year	753	981
Revisions to estimate	5,539	2,330
Settlements	(672)	(594)
Disposal	0
Reclassified to liabilities associated with assets held for sale		0
Ending Balance	44,816	39,196
Less: Current portion	0	0
Long term portion	44,816	39,196
Estimated undiscounted amount	56,752	48,064
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	12,638	12,215
Accretion during the year	243	316
Revisions to estimate	80	107
Settlements	0	0
Disposal	0
Reclassified to liabilities associated with assets held for sale		0
Ending Balance	12,961	12,638
Less: Current portion	0	0
Long term portion	12,961	12,638
Estimated undiscounted amount	14,218	14,998
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	42,650	40,069
Accretion during the year	863	1,090
Revisions to estimate	10,056	3,704
Settlements	(1,629)	(2,213)
Disposal	0
Reclassified to liabilities associated with assets held for sale		0
Ending Balance	51,940	42,650
Less: Current portion	(4,701)	(1,782)
Long term portion	47,239	40,868
Estimated undiscounted amount	65,564	56,467
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	1,533	1,364
Accretion during the year	34	39
Revisions to estimate	94	130
Settlements	0	0
Disposal	0
Reclassified to liabilities associated with assets held for sale		0
Ending Balance	1,661	1,533
Less: Current portion	0	0
Long term portion	1,661	1,533
Estimated undiscounted amount	2,153	2,287
Brazil
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	0	4,016
Accretion during the year	52	106
Revisions to estimate	0	0
Settlements	0	0
Disposal	(52)
Reclassified to liabilities associated with assets held for sale		(4,122)
Ending Balance	0	0
Less: Current portion	0	0
Long term portion	0	0
Estimated undiscounted amount	$ 0	$ 4,416